LEASES (Schedule of Summarize Contractual Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	$ 510	$ 346
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	205	177
1-3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases for facility and vehicles	$ 305	$ 169